STATEMENT OF CASH FLOWS	12 Months Ended
Dec. 31, 2021
STATEMENT OF CASH FLOWS [Abstract]
STATEMENT OF CASH FLOWS

NOTE 35 - STATEMENT OF CASH FLOWS

(a)	The Company has carried out non-monetary transactions mainly related to financial lease and lease liabilities, which are described in Note 19 Other financial liabilities.

(b)	Other inflows (outflows) of cash:

	For the year ended
	December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$

Fuel hedge	14,269	(46,579)	(9,966)
Hedging margin guarantees	(4,900)	14,962	(21,200)
Tax paid on bank transaction	(2,530)	(1,261)	(11,369)
Fuel derivatives premiums	(17,077)	(3,949)	(17,102)
Bank commissions, taxes paid and other	(21,287)	(5,828)	(20,627)
Guarantees	(39,728)	(44,280)	(5,474)
Court deposits	(16,323)	38,528	(22,976)
Delta Air Lines Inc. Compensation	-	62,000	350,000
Total Other inflows (outflows) Operation flow	(87,576)	13,593	241,286
Tax paid on bank transaction	(425)	(2,192)	(2,249)
Guarantee deposit received from the sale of aircraft	18,900	-	-
Total Other inflows (outflows) Investment flow	18,475	(2,192)	(2,249)

Settlement of derivative contracts	-	(107,788)	(2,976)
Aircraft Financing advances	-	-	(55,728)
Fees paid to financial institutions	(11,034)	-	-
Total Other inflows (outflows) Financing flow	(11,034)	(107,788)	(58,704)

(c)	Dividends:

	For the period ended
	December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$

Latam Airlines Group S.A.	-	-	(54,580)
Latam Airlines Perú S.A. (*)	-	(571)	(536)
Total dividends paid	-	(571)	(55,116)

(*)	Dividends paid to non-controlling shareholders

(d)	Reconciliation of liabilities arising from financing activities:

	As of	Cash flows			Non cash-Flow Movements		As of
Obligations with	December 31,	Obtainment	Payment		Interest accrued		December 31,
financial institutions	2020	Capital	Capital	Interest	and others (*)	Reclassifications	2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Loans to exporters	151,701	-	-	-	7,460	-	159,161
Bank loans	525,273	-	-	(546)	(2,889)	-	521,838
Guaranteed obligations	1,318,856	-	(14,605)	(17,405)	(513,276)	(263,035)	510,535
Other guaranteed obligations	1,939,116	661,609	(26,991)	(28,510)	135,405	44,793	2,725,422
Obligation with the public	2,183,407	-	-	-	69,791	-	2,253,198
Financial leases	1,614,501	-	(421,452)	(40,392)	(181,717)	218,242	1,189,182
Other loans	-	-	-	-	76,508	-	76,508
Lease liability	3,121,006	-	(103,366)	(17,768)	(39,234)	-	2,960,638
Total Obligations with financial institutions	10,853,860	661,609	(566,414)	(104,621)	(447,952)	-	10,396,482

	As of	Cash flows			Non cash-Flow Movements		As of
Obligations with	December 31,	Obtainment	Payment		Interest accrued		December 31,
financial institutions	2019	Capital	Capital	Interest	and others	Reclassifications	2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Loans to exporters	341,475	165,000	(359,000)	(4,140)	8,366	-	151,701
Bank loans	217,255	265,627	(4,870)	(2,397)	49,658	-	525,273
Guaranteed obligations	2,157,327	192,972	(48,576)	(21,163)	(823,984)	(137,720)	1,318,856
Other guaranteed obligations	580,432	1,361,881	(42,721)	(27,744)	67,268	-	1,939,116
Obligation with the public	2,064,934	-	(774)	(55,613)	174,860	-	2,183,407
Financial leases	1,730,843	-	(236,744)	(52,155)	34,837	137,720	1,614,501
Other loans	101,261	-	(101,026)	(1,151)	916	-	-
Lease liability	3,172,157	-	(122,063)	(46,055)	116,967	-	3,121,006
Total Obligations with financial institutions	10,365,684	1,985,480	(915,774)	(210,418)	(371,112)	-	10,853,860

(*)	Accrued interest and others, includes ThUS$ 458,642 (ThUS$ (891,407) as of December 31, 2020), associated with the rejection of fleet contracts.

(e)	Advances of aircraft

Below are the cash flows associated with aircraft purchases, which are included in the statement of consolidated cash flow, in the item Purchases of properties, plants and equipment:

	For the year ended
	December 31,
	2021	2020
	ThUS$	ThUS$

Increases (payments)	-	(31,803)
Recoveries	-	8,157
Total cash flows	-	(23,646)

(f)	Additions of property, plant and equipment and Intangibles

	For the year ended
	At December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$

Net cash flows from
Purchases of property, plant and equipment	587,245	324,264	1,276,621
Additions associated with maintenance	302,858	173,740	453,827
Other additions	284,387	150,524	822,794

Purchases of intangible assets	88,518	75,433	140,173
Other additions	88,518	75,433	140,173

(g)	The net effect of the application of hyperinflation in the consolidated cash flow statement for the periods ended December 31 corresponds to:

	For the year ended
	December 31,
	2021	2020
	ThUS$	ThUS$

Net cash flows from (used in) operating activities	(65,901)	18,347
Net cash flows from (used in) investment activities	17,223	(13,872)
Net cash flows from (used in) financing activities	-	-
Effects of variation in the exchange rate on cash and cash equivalents	48,678	(4,475)
Net increase (decrease) in cash and cash equivalents	-	-